Intangible Assets, Net - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense of intangible	¥ 3,025,995	$ 434,657	¥ 1,630,950	¥ 879,968
Impairment charges recognized	¥ 0		¥ 0	¥ 0